Financial Instruments - Fair values and risk management (Details 6) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Discount rate increased by 10%	₩ 5,920	₩ 5,862
Discount rate decreased by 10%	₩ (5,920)	₩ (5,862)